INCOME TAXES	3 Months Ended
Jun. 30, 2021
INCOME TAXES
INCOME TAXES

10.  INCOME TAXES

	Three months	Three months
	ended	ended
	June 30, 2021	June 30, 2020
Current income tax expense	$(1,112)	$873
Deferred income tax recovery	145	(239)
Provision for (recovery of) income taxes	$(967)	$634